Segments	12 Months Ended
Dec. 31, 2011
Segments [Abstract]
Segments
22.	Segments

Nucor reports its results in the following segments: steel mills, steel products and raw materials. The steel mills segment includes carbon and alloy steel in sheet, bars, structural and plate, and Nucor's equity method investments in Duferdofin Nucor and NuMit. The steel products segment includes steel joists and joist girders, steel deck, fabricated concrete reinforcing steel, cold finished steel, steel fasteners, metal building systems, light gauge steel framing, steel grating and expanded metal, and wire and wire mesh. The raw materials segment includes DJJ, a scrap broker and processor; Nu-Iron Unlimited, a facility that produces DRI used by the steel mills; a DRI facility under construction in Louisiana; and certain equity method investments. The "All other" category primarily includes Nucor's steel trading businesses. The segments are consistent with the way Nucor manages its business, which is primarily based upon the similarity of the types of products produced and sold by each segment.

Net interest expense, other income, profit sharing expense, stock-based compensation and changes in the LIFO reserve are shown under Corporate/eliminations. Corporate assets primarily include cash and cash equivalents, short-term investments, restricted cash and investments, allowances to eliminate intercompany profit in inventory, fair value of natural gas hedges, deferred income tax assets, federal income taxes receivable, the LIFO reserve and investments in and advances to affiliates.

Nucor's segment results are as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009

Net sales to external customers:
Steel mills	$13,960,245	$10,860,760	$7,159,512
Steel products	3,431,490	2,831,209	2,691,322
Raw materials	2,128,391	1,814,329	1,076,964
All other	503,438	338,329	262,498

	$20,023,564	$15,844,627	$11,190,296

Intercompany sales:
Steel mills	$2,405,590	$1,719,937	$1,027,167
Steel products	55,646	43,565	27,453
Raw materials	10,436,379	8,052,986	3,402,084
All other	24,869	8,616	10,888
Corporate/eliminations	(12,922,484)	(9,825,104)	(4,467,592)

	$—	$—	$—

Depreciation expense:
Steel mills	$371,984	$370,458	$357,722
Steel products	53,272	58,429	57,988
Raw materials	92,250	78,308	75,699
All other	56	90	105
Corporate	5,009	4,862	2,521

	$522,571	$512,147	$494,035

Amortization expense:
Steel mills	$—	$262	$400
Steel products	38,743	40,745	40,705
Raw materials	28,215	28,577	30,412
All other	871	871	871
Corporate	—	—	—

	$67,829	$70,455	$72,388

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$1,703,933	$778,946	$(350,372)
Steel products	(60,282)	(173,433)	(112,800)
Raw materials	150,029	106,317	(76,965)
All other	4,296	4,344	(14,130)
Corporate/eliminations	(546,164)	(449,059)	140,289

	$1,251,812	$267,115	$(413,978)

Segment assets:
Steel mills	$6,243,965	$5,969,846	$5,446,028
Steel products	2,903,281	2,835,812	2,707,678
Raw materials	2,916,226	2,710,544	2,417,649
All other	152,107	170,174	138,286
Corporate/eliminations	2,354,771	2,235,534	1,862,263

	$14,570,350	$13,921,910	$12,571,904

Capital expenditures:
Steel mills	$181,178	$186,236	$217,690
Steel products	20,918	21,321	37,601
Raw materials	245,337	125,536	113,000
All other	15	24	74
Corporate	3,179	12,177	22,135

	$450,627	$345,294	$390,500

Net sales by product are as follows (in thousands). Further product group breakdown is impracticable.

	Year Ended December 31,
	2011	2010	2009

Net sales to external customers:
Sheet	$5,967,756	$4,952,236	$2,877,140
Bar	3,733,716	2,668,706	2,042,471
Structural	2,049,907	1,633,203	1,275,795
Plate	2,208,866	1,606,615	964,106
Steel products	3,431,490	2,831,209	2,691,322
Raw materials	2,128,391	1,814,329	1,076,964
All other	503,438	338,329	262,498

	$20,023,564	$15,844,627	$11,190,296